Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net income	$ 139.6	[1]	$ 100.4	[2]	$ 14.4	[3]
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings	20.7		22.9		20.6
Net unrealized losses on cash flow hedges	(15.1)		(18.7)		(14.0)
Total other comprehensive income	5.6		4.2		6.6
Total comprehensive income	145.2		104.6		21.0
Total comprehensive income attributable to noncontrolling interests	(18.8)		(9.2)		(8.3)
Total comprehensive income (loss) attributable to partners	126.4		95.4		12.7
Successor [Member]
Net income	119.2				(9.8)
Other comprehensive income (loss):
Net unrealized losses on cash flow hedges	(13.3)				(12.0)
Predecessor Equity [Member]
Other comprehensive income (loss):
Net unrealized losses on cash flow hedges	$ (1.8)				$ (2.0)

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.